Exhibit 99.1

NISSAN AUTO RECEIVABLES 2016-A

Collection Period	30-Sep-17	30/360 Days	30	Collection Period Start	1-Sep-17
Distribution Date	16-Oct-17	Actual/360 Days	31	Collection Period End	30-Sep-17
				Prior Month Settlement Date	15-Sep-17
				Current Month Settlement Date	16-Oct-17

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Pool Balance		1,087,017,856.54	537,741,657.32	515,056,451.47	0.494454
Yield Supplement Overcollaterization		45,350,668.44	16,488,891.26	15,463,185.83
Total Adjusted Pool Balance		1,041,667,188.10	521,252,766.06	499,593,265.64
Total Adjusted Securities		1,041,666,666.68	521,252,766.06	499,593,265.64	0.479610
Class A-1 Notes	0.64000%	220,000,000.00	0.00	0.00	0.000000
Class A-2a Notes	1.06000%	210,000,000.00	46,137,872.39	34,323,599.43	0.163446
Class A-2b Notes	1.58444%	175,000,000.00	38,448,226.99	28,602,999.53	0.163446
Class A-3 Notes	1.34000%	305,000,000.00	305,000,000.00	305,000,000.00	1.000000
Class A-4 Notes	1.59000%	90,000,000.00	90,000,000.00	90,000,000.00	1.000000
Certificates	0.00000%	41,666,666.68	41,666,666.68	41,666,666.68	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	—	—
Class A-2a Notes	11,814,272.96	40,755.12	56.2584426	0.1940720
Class A-2b Notes	9,845,227.46	52,457.95	56.2584426	0.2997597
Class A-3 Notes	0.00	340,583.33	—	1.1166667
Class A-4 Notes	0.00	119,250.00	—	1.3250000
Certificates	0.00	0.00	—	—

Total Securities	21,659,500.42	553,046.40

NISSAN AUTO RECEIVABLES 2016-A

I. COLLECTIONS

Interest:
Interest Collections	1,127,624.58
Repurchased Loan Proceeds Related to Interest	0.00

Total Interest Collections	1,127,624.58
Principal:
Principal Collections	22,121,830.39
Repurchased Loan Proceeds Related to Principal	0.00

Total Principal Collections	22,121,830.39
Recoveries of Defaulted Receivables	225,215.80
Servicer Advances	0.00

Total Collections	23,474,670.77

NISSAN AUTO RECEIVABLES 2016-A

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Adjusted Pool Balance—Beginning of Period	37,628	521,252,766.06
Total Principal Payment		21,659,500.42

	37,000	499,593,265.64

III. DISTRIBUTIONS
Total Collections	23,474,670.77
Reserve Account Draw	0.00

Total Available for Distribution	23,474,670.77
1. Reimbursement of Advance	0.00
2. Servicing Fee:
Servicing Fee Due	448,118.05
Servicing Fee Paid	448,118.05
Servicing Fee Shortfall	0.00

NISSAN AUTO RECEIVABLES 2016-A

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Change in Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest Distributable Amount	40,755.12
Class A-2a Notes Monthly Interest Paid	40,755.12
Change in Class A-2a Notes Interest Carryover Shortfall	0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest Distributable Amount	52,457.95
Class A-2b Notes Monthly Interest Paid	52,457.95
Change in Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	340,583.33
Class A-3 Notes Monthly Interest Paid	340,583.33
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 2016-A

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	119,250.00
Class A-4 Notes Monthly Interest Paid	119,250.00
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	553,046.40
Total Note Monthly Interest Paid	553,046.40
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00
Total Available for Principal Distribution	22,473,506.32
4. Total Monthly Principal Paid on the Notes	21,659,500.42
Total Noteholders’ Principal Carryover Shortfall	0.00
Total Noteholders’ Principal Distributable Amount	21,659,500.42
Change in Total Noteholders’ Principal Carryover Shortfall	0.00

NISSAN AUTO RECEIVABLES 2016-A

5. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Change in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	814,005.90
Deposit from Remaining Available Collections to fund Reserve Account	0.00
Remaining Available Collections Released to Certificateholder	814,005.90
V. RESERVE ACCOUNT

Initial Reserve Account Amount	2,604,166.67
Required Reserve Account Amount	2,604,167.97
Beginning Reserve Account Balance	2,604,167.97
Deposit of Remaining Available Collections	0.00
Ending Reserve Account Balance	2,604,167.97
Required Reserve Account Amount for Next Period	2,604,167.97

NISSAN AUTO RECEIVABLES 2016-A

VI. POOL STATISTICS

Weighted Average Coupon		2.59%
Weighted Average Remaining Maturity		38.90

	Amount	Number
Principal on Defaulted Receivables	563,375.46	34
Principal Recoveries of Defaulted Receivables	225,215.80

Monthly Net Losses	338,159.66
Pool Balance at Beginning of Collection Period	537,741,657.32
Net Loss Ratio for Third Preceding Collection Period	-0.32%
Net Loss Ratio for Second Preceding Collection Period	0.70%
Net Loss Ratio for Preceding Collection Period	0.35%
Net Loss Ratio for Current Collection Period	0.75%
Four-Month Average Net Loss Ratio	0.37%
Cumulative Net Losses for all Periods	5,885,420.18

	Amount	Number	% of Receivables (EOP Balance)
Delinquent Receivables:
31-60 Days Delinquent	3,562,191.22	223	0.69%
61-90 Days Delinquent	847,556.95	63	0.16%
91-120 Days Delinquent	174,301.27	15	0.03%
More than 120 Days	0.00	0	0.00%

Total 31+ Days Delinquent Receivables:	4,584,049.44	301	0.89%

NISSAN AUTO RECEIVABLES 2016-A

61+ Days Delinquencies as Percentage of Receivables (EOP):
Delinquency Ratio for Third Preceding Collection Period	0.14%	0.14%
Delinquency Ratio for Second Preceding Collection Period	0.21%	0.21%
Delinquency Ratio for Preceding Collection Period	0.21%	0.20%
Delinquency Ratio for Current Collection Period	0.20%	0.21%
Four-Month Average Delinquency Ratio	0.19%	0.19%
60 Day Delinquent Receivables	1,078,598.67
Delinquency Percentage	0.21%
Delinquency Trigger	4.90%
Does the Delinquency Percentage exceed the Delinquency Trigger?	No

NISSAN AUTO RECEIVABLES 2016-A

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been a material change in practices with respect to charge-offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	NO

4. Has there been an issuance of notes or other securities backed by the Receivables?	NO

5. Has there been a material change in the underwriting, origination or acquisition of Receivables?	NO